Eaton Vance

Government Opportunities Fund

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 3.4%

Security	Principal Amount (000’s omitted)	Value
Mello Warehouse Securitization Trust, Series 2020-2, Class F, 3.339%, (1 mo. USD LIBOR + 3.25%), 11/25/53(1)(2)	$5,500	$5,548,595
NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 3.339%, (1 mo. USD LIBOR + 3.25%), 5/25/55(1)(2)	3,300	3,324,745
NRZ Excess Spread-Collateralized Notes, Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	451	451,922
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 2.939%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	4,043	4,023,032
Series 2018-GT2, Class A, 2.739%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	434	429,899
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class F, 4.589%, (1 mo. USD LIBOR + 4.50%), 2/25/55(1)(2)	2,000	1,985,798

Total Asset-Backed Securities (identified cost $15,728,631)		$15,763,991

Collateralized Mortgage Obligations — 52.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$15	$15,879
Series 1822, Class Z, 6.90%, 3/15/26	149	162,948
Series 1829, Class ZB, 6.50%, 3/15/26	27	28,357
Series 1896, Class Z, 6.00%, 9/15/26	57	61,530
Series 2075, Class PH, 6.50%, 8/15/28	37	41,095
Series 2091, Class ZC, 6.00%, 11/15/28	113	125,125
Series 2102, Class Z, 6.00%, 12/15/28	31	34,710
Series 2115, Class K, 6.00%, 1/15/29	268	293,564
Series 2142, Class Z, 6.50%, 4/15/29	72	81,303
Series 4039, Class ME, 2.00%, 12/15/40	116	116,863
Series 4107, Class SA, 2.514%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(3)	760	762,834
Series 4107, Class SB, 2.514%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(3)	378	379,226
Series 4107, Class SC, 2.514%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(3)	906	909,384
Series 4107, Class SD, 2.514%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(3)	677	679,269
Series 4204, Class AF, 1.10%, (1 mo. USD LIBOR + 1.00%), 5/15/43(2)	768	754,235
Series 4212, Class NS, 5.288%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(3)	560	587,461
Series 4259, Class UE, 2.50%, 5/15/43	745	756,446
Series 4337, Class YT, 3.50%, 4/15/49	347	346,838
Series 4623, Class SK, 3.50%, (3.57% - 1 mo. USD LIBOR x 0.71), 10/15/46(3)	565	565,362
Series 4631, Class KQ, 5.80%, (6.00% - 1 mo. USD LIBOR x 2.00), 10/15/46(3)	61	61,034
Series 4637, Class SK, 4.812%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(3)	46	52,473
Series 4754, Class FJ, 1.10%, (1 mo. USD LIBOR + 1.00%), 4/15/44(2)	766	749,746
Series 4938, Class KZ, 2.50%, 12/25/49	615	559,694

Security	Principal Amount (000’s omitted)	Value
Series 4980, Class ZP, 2.50%, 7/25/49	$18	$17,535
Series 4990, Class TZ, 2.50%, 7/25/50	465	466,509
Series 4999, Class C, 2.00%, 6/25/50	529	527,787
Series 5003, Class AZ, 2.50%, 8/25/50	649	649,948
Series 5003, Class PZ, 2.50%, 8/25/50	280	281,475
Series 5007, Class PZ, 3.00%, 7/25/50	609	611,820
Series 5009, Class ZN, 3.50%, 7/25/50	1,883	1,889,603
Series 5020, Class EZ, 2.00%, 10/25/50	1,480	1,460,081
Series 5020, Class ZD, 2.00%, 10/25/50	215	215,192
Series 5020, Class ZP, 3.00%, 10/25/50	713	715,790
Series 5021, Class CZ, 2.00%, 10/25/50	1,277	1,279,620
Series 5021, Class NZ, 2.00%, 10/25/50	1,466	1,450,525
Series 5028, Class AZ, 2.00%, 10/25/50	1,231	1,234,205
Series 5028, Class TZ, 2.00%, 10/25/50	1,591	1,568,229
Series 5028, Class ZT, 2.00%, 10/25/50	1,591	1,584,029
Series 5031, Class Z, 2.50%, 10/25/50	503	504,445
Series 5034, Class GZ, 2.50%, 11/25/50	361	361,297
Series 5034, Class KZ, 2.50%, 11/25/50	238	238,924
Series 5035, Class AZ, 2.00%, 11/25/50	2,123	2,103,486
Series 5035, Class ZK, 2.50%, 11/25/50	2,682	2,692,233
Series 5035, Class ZT, 2.00%, 10/25/50	1,602	1,595,990
Series 5036, Class ZA, 2.50%, 11/25/50	1,449	1,455,059
Series 5039, Class ZJ, 2.00%, 11/25/50	580	578,884
Series 5040, Class TZ, 2.50%, 11/25/50	918	925,769
Series 5042, Class PZ, 2.00%, 11/25/50	5,502	5,487,452
Series 5051, Class BZ, 3.00%, 11/25/50	143	142,983
Series 5051, Class ZB, 3.00%, 12/25/50	142	142,331
Series 5058, Class ZH, 3.00%, 5/25/50	919	920,878
Series 5058, Class ZP, 3.00%, 9/25/50	360	361,109
Series 5071, Class CS, 3.274%, (3.30% - 30-day average SOFR), 2/25/51(3)	1,869	1,843,253
Series 5072, Class ZU, 2.50%, 2/25/51	2,895	2,906,715
Series 5078, Class GZ, 3.00%, 2/25/51	334	334,091
Series 5081, Class ZL, 3.00%, 3/25/51	557	558,180
Series 5083, Class ZW, 2.50%, 3/25/51	1,826	1,834,221
Series 5084, Class ZP, 2.50%, 3/25/51	2,631	2,642,514
Series 5090, Class PZ, 2.50%, 3/25/51	1,263	1,266,856
Series 5093, Class Z, 3.00%, 1/25/51	365	365,261
Series 5094, Class PZ, 3.00%, 4/25/51	332	332,226
Series 5096, Class QZ, 3.00%, 4/25/51	452	452,088
Series 5101, Class EZ, 2.00%, 3/25/51	523	517,561
Series 5104, Class WZ, 3.00%, 4/25/51	1,102	1,102,442
Series 5114, Class ZH, 3.00%, 5/25/51	1,789	1,801,583
Series 5121, Class HZ, 3.00%, 6/25/51	397	400,674
Series 5123, Class JZ, 2.00%, 7/25/51	1,286	1,278,632
Series 5124, Class HZ, 3.00%, 7/25/51	1,962	1,969,854
Series 5129, Class HZ, 1.25%, 4/25/50	1,000	977,612
Series 5129, Class TZ, 2.50%, 8/25/51	2,000	1,998,014
Series 5131, Class QZ, 3.00%, 7/25/51	1,000	1,004,191
Series 5132, Class LZ, 2.50%, 8/25/51	1,900	1,894,902
Series 5135, Class MZ, 2.50%, 8/25/51	3,000	2,978,865
Series 5136, Class ZJ, 2.50%, 8/25/51	3,500	3,483,445

Security	Principal Amount (000’s omitted)		Value
Series 5141, Class ZJ, 2.50%, 6/1/51(10)	$3,000		$2,986,401
Series 5144, Class Z, 2.50%, 6/1/51(10)	5,500		5,484,715
Interest Only:(4)
Series 362, Class C12, 4.00%, 12/15/47	3,327		478,912
Series 4676, Class DI, 4.00%, 7/15/44	666		8,522
Series 4693, Class EI, 3.50%, 8/15/42	453		1,491
Series 4700, Class WI, 3.50%, 1/15/44	119		221
Series 4749, Class IL, 4.00%, 12/15/47	1,419		166,635
Series 4756, Class KI, 4.00%, 1/15/48	1,588		183,654
Series 4767, Class IM, 4.00%, 5/15/45	644		10,537
Series 4768, Class IO, 4.00%, 3/15/48	1,135		132,535
Series 4772, Class PI, 4.00%, 1/15/48	1,683		194,666
Series 4791, Class JI, 4.00%, 5/15/48	2,317		241,631
Series 4966, Class SY, 5.961%, (6.05% - 1 mo. USD LIBOR), 4/25/50(3)	3,688		523,693
Series 5008, Class IE, 2.00%, 9/25/50	10,880		1,014,134
Series 5010, Class I, 2.00%, 9/25/50	4,358		403,976
Series 5010, Class IN, 2.00%, 9/25/50	4,718		450,936
Series 5010, Class NI, 2.00%, 9/25/50	3,632		358,231
Series 5016, Class UI, 2.00%, 9/25/50	3,524		328,464
Series 5017, Class DI, 2.00%, 9/25/50	6,167		574,813
Series 5022, Class AI, 2.00%, 10/25/50	4,572		446,321
Series 5024, Class CI, 2.00%, 10/25/50	10,334		1,035,006
Series 5025, Class GI, 2.00%, 10/25/50	1,455		142,139
Series 5028, Class TI, 2.00%, 10/25/50	1,818		177,139
Series 5038, Class DI, 2.00%, 11/25/50	9,451		943,972
Series 5051, Class S, 3.55%, (3.60% - 30-day average SOFR), 12/25/50(3)	5,476		557,433
Principal Only:(5)
Series 246, Class PO, 0.00%, 5/15/37	1,943		1,820,757
Series 3435, Class PO, 0.00%, 4/15/38	1,824		1,678,322
Series 4239, Class OU, 0.00%, 7/15/43	435		371,164

			$92,248,164

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class M2, 3.839%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$3,193		$3,232,240
Series 2020-HQA4, Class M2, 3.239%, (1 mo. USD LIBOR + 3.15%), 9/25/50(1)(2)	9,177		9,250,471

			$12,482,711

Federal National Mortgage Association:
Series G92-44, Class ZQ, 8.00%, 7/25/22	$0	(6)	$13
Series 1993-16, Class Z, 7.50%, 2/25/23	13		14,010
Series 1993-39, Class Z, 7.50%, 4/25/23	43		45,136
Series 1993-45, Class Z, 7.00%, 4/25/23	43		44,399
Series 1993-149, Class M, 7.00%, 8/25/23	23		24,222
Series 1993-178, Class PK, 6.50%, 9/25/23	48		50,013
Series 1994-40, Class Z, 6.50%, 3/25/24	62		65,385
Series 1994-42, Class K, 6.50%, 4/25/24	262		278,560
Series 1994-82, Class Z, 8.00%, 5/25/24	74		79,478
Series 2000-49, Class A, 8.00%, 3/18/27	115		126,935
Series 2001-81, Class HE, 6.50%, 1/25/32	287		333,301
Series 2002-1, Class G, 7.00%, 7/25/23	26		26,664
Series 2012-133, Class WS, 3.708%, (3.79% - 1 mo. USD LIBOR x 0.83), 12/25/42(3)	481		510,276
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,889		1,842,612

Security	Principal Amount (000’s omitted)	Value
Series 2013-6, Class TY, 1.50%, 2/25/43	$795	$771,583
Series 2013-52, Class MD, 1.25%, 6/25/43	1,171	1,157,235
Series 2013-58, Class SC, 5.866%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(3)	470	491,268
Series 2016-89, Class ZH, 3.00%, 12/25/46	46	46,323
Series 2018-18, Class QD, 4.50%, 5/25/45	615	621,419
Series 2019-44, Class MZ, 3.00%, 3/25/49	438	439,778
Series 2020-45, Class MA, 3.129%, (3.20% - 1 mo. USD LIBOR x 0.80), 6/25/43(3)	338	348,584
Series 2020-63, Class ZN, 3.00%, 9/25/50	918	919,791
Series 2020-64, Class PZ, 3.00%, 9/25/50	83	82,777
Series 2020-89, Class PZ, 2.50%, 12/25/50	446	448,343
Series 2021-3, Class ZH, 2.50%, 2/25/51	941	947,119
Series 2021-5, Class CZ, 3.00%, 2/25/51	339	340,327
Series 2021-9, Class GZ, 3.00%, 3/25/51	462	462,164
Series 2021-14, Class GZ, 2.50%, 3/25/51	1,315	1,318,540
Series 2021-15, Class HZ, 3.00%, 4/25/51	769	769,962
Series 2021-40, Class DZ, 3.00%, 6/25/51	549	548,617
Series 2021-40, Class ZB, 3.00%, 6/25/51	916	922,837
Series 2021-42, Class ZD, 3.00%, 11/25/50	965	986,767
Series 2021-43, Class LZ, 3.00%, 7/25/51	1,572	1,576,482
Series 2021-45, Class ZD, 3.00%, 7/25/51	975	978,684
Series 2021-52, Class JZ, 2.50%, 8/25/51	2,500	2,493,270
Series 2021-54, Class HZ, 2.50%, 6/25/51	1,500	1,494,569
Series 2021-54, Class ZJ, 2.50%, 8/25/51	4,500	4,465,197
Series 2021-56, Class HZ, 2.50%, 4/1/51(10)	4,000	3,990,988
Interest Only:(4)
Series 2017-66, Class TI, 0.05%, (6.05% - 1 mo. USD LIBOR, 0.05% cap), 10/25/42(3)	21,000	64,690
Series 2018-21, Class IO, 3.00%, 4/25/48	4,171	367,482
Series 2019-1, Class SA, 5.311%, (5.40% - 1 mo. USD LIBOR), 2/25/49(3)	4,018	765,567
Series 2020-23, Class SP, 5.961%, (6.05% - 1 mo. USD LIBOR), 2/25/50(3)	3,877	547,445
Series 2020-45, Class HI, 2.50%, 7/25/50	4,882	451,508
Series 2020-45, Class IJ, 2.50%, 7/25/50	8,367	714,441
Series 2020-72, Class DI, 2.00%, 10/25/50	4,579	455,332
Series 2020-72, Class IA, 2.00%, 10/25/50	3,438	326,511
Series 2020-73, Class NI, 2.00%, 10/25/50	5,483	543,373
Series 2021-4, Class AI, 2.00%, 12/25/49	11,558	859,042
Series 2021-10, Class EI, 2.00%, 3/25/51	4,421	379,611
Principal Only:(5)
Series 379, Class 1, 0.00%, 5/25/37	1,266	1,164,867
Series 2014-9, Class DO, 0.00%, 2/25/43	583	507,171
Series 2014-17, Class PO, 0.00%, 4/25/44	1,749	1,511,865

		$38,722,533

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$84	$78,474
Series 2016-101, Class ZU, 3.00%, 7/20/46	114	113,861
Series 2016-168, Class JS, 4.352%, (4.46% - 1 mo. USD LIBOR x 1.12), 11/20/46(3)	746	757,109
Series 2017-137, Class AF, 0.584%, (1 mo. USD LIBOR + 0.50%), 9/20/47(2)	1,813	1,832,171
Series 2020-47, Class ZD, 3.00%, 4/20/50	761	766,885
Series 2020-61, Class ZA, 3.00%, 5/20/50	827	830,340
Series 2020-84, Class BZ, 2.50%, 6/20/50	2,690	2,723,714
Series 2020-134, Class QY, 2.00%, 9/20/50	538	539,618
Series 2020-134, Class ZD, 2.00%, 9/20/50	1,605	1,591,019

Security	Principal Amount (000’s omitted)	Value
Series 2020-166, Class PZ, 3.00%, 11/20/50	$135	$134,989
Series 2021-1, Class ZD, 3.00%, 1/20/51	411	414,123
Series 2021-24, Class EZ, 2.50%, 1/20/51	1,759	1,768,661
Series 2021-24, Class KZ, 2.50%, 2/20/51	792	789,330
Series 2021-25, Class JZ, 2.50%, 2/20/51	1,114	1,122,511
Series 2021-26, Class ZA, 2.50%, 2/20/51	3,397	3,406,573
Series 2021-26, Class ZB, 2.50%, 2/20/51	139	138,712
Series 2021-49, Class VZ, 2.50%, 3/20/51	569	569,389
Series 2021-57, Class JZ, 3.00%, 3/20/51	1,457	1,459,544
Series 2021-58, Class EZ, 3.00%, 7/20/50	3,118	3,128,353
Series 2021-67, Class CZ, 3.00%, 4/20/51	441	441,804
Series 2021-76, Class ZA, 3.00%, 8/20/50	516	516,500
Series 2021-77, Class CZ, 3.00%, 7/20/50	5,965	5,989,693
Series 2021-77, Class LZ, 3.00%, 8/20/50	6,739	6,766,065
Series 2021-77, Class Z, 3.00%, 7/20/50	1,716	1,723,201
Series 2021-77, Class ZG, 3.00%, 7/20/50	1,403	1,409,546
Series 2021-77, Class ZH, 3.00%, 7/20/50	405	405,746
Series 2021-83, Class HZ, 3.00%, 5/20/51	270	271,430
Series 2021-83, Class QZ, 3.00%, 5/20/51	347	346,728
Series 2021-86, Class GZ, 3.00%, 5/20/51	283	283,652
Series 2021-93, Class Z, 3.00%, 9/20/50	1,300	1,305,083
Series 2021-93, Class ZA, 3.00%, 9/20/50	1,004	1,007,962
Series 2021-96, Class GZ, 3.00%, 6/20/51	1,948	1,948,986
Series 2021-96, Class MZ, 3.00%, 6/20/51	3,055	3,065,424
Series 2021-97, Class AZ, 2.50%, 5/20/51	752	751,037
Series 2021-97, Class CZ, 3.00%, 8/20/50	5,224	5,254,046
Series 2021-97, Class MZ, 3.00%, 8/20/50	1,667	1,676,677
Series 2021-97, Class VZ, 3.00%, 7/20/50	1,480	1,481,730
Series 2021-97, Class ZC, 3.00%, 8/20/50	4,228	4,247,895
Series 2021-97, Class ZP, 3.00%, 6/20/51	3,935	3,953,943
Series 2021-103, Class ZE, 2.50%, 6/20/51	1,510	1,514,076
Series 2021-105, Class MZ, 3.00%, 6/20/51	3,402	3,414,276
Series 2021-111, Class ZQ, 3.00%, 6/20/51	755	757,231
Series 2021-114, Class JZ, 3.00%, 6/20/51	990	992,980
Series 2021-118, Class EZ, 2.50%, 7/20/51	1,500	1,486,852
Series 2021-118, Class JZ, 2.50%, 7/20/51	4,000	3,980,248
Series 2021-119, Class HZ, 2.50%, 7/20/51	2,000	1,982,688
Series 2021-121, Class ZE, 2.50%, 7/20/51	864	859,473
Series 2021-122, Class ZL, 2.50%, 7/20/51	2,200	2,194,817
Series 2021-131, Class ZN, 3.00%, 7/20/51	500	501,562
Series 2021-138, Class Z, 2.50%, 7/1/51(10)	1,500	1,496,778
Interest Only:(4)
Series 2013-66, Class IE, 0.05%, (6.75% - 1 mo. USD LIBOR, 0.05% cap), 7/20/42(3)	9,559	29,472
Series 2014-94, Class IC, 0.10%, (6.40% - 1 mo. USD LIBOR, 0.10% cap), 9/20/35(3)	14,953	67,667
Series 2014-100, Class VI, 0.15%, (6.60% - 1 mo. USD LIBOR, 0.15% cap), 5/20/40(3)	6,019	38,233
Series 2014-139, Class BI, 0.25%, (6.65% - 1 mo. USD LIBOR, 0.25% cap), 11/20/37(3)	6,669	56,015
Series 2018-127, Class SG, 6.166%, (6.25% - 1 mo. USD LIBOR), 9/20/48(3)	5,802	820,921
Series 2019-27, Class SA, 5.966%, (6.05% - 1 mo. USD LIBOR), 2/20/49(3)	4,887	764,502
Series 2019-38, Class SQ, 5.966%, (6.05% - 1 mo. USD LIBOR), 3/20/49(3)	4,565	696,241

Security	Principal Amount (000’s omitted)		Value
Series 2019-43, Class BS, 5.966%, (6.05% - 1 mo. USD LIBOR), 4/20/49(3)	$7,717		$1,208,782
Series 2020-32, Class KI, 3.50%, 3/20/50	6,958		763,092
Series 2020-65, Class MI, 2.50%, 12/20/49	4,188		311,374
Series 2020-97, Class MI, 2.50%, 3/20/50	2,787		248,274
Series 2020-146, Class IQ, 2.00%, 10/20/50	14,326		1,342,855
Series 2020-146, Class QI, 2.00%, 10/20/50	7,227		679,025
Series 2020-165, Class UI, 2.00%, 11/20/50	10,836		890,632
Series 2020-167, Class KI, 2.00%, 11/20/50	9,629		875,615
Series 2020-167, Class YI, 2.00%, 11/20/50	7,668		627,881
Series 2020-181, Class TI, 2.00%, 12/20/50	19,302		1,648,910
Series 2021-56, Class SD, 2.04%, (2.30% - 30-day average SOFR), 9/20/50(3)	8,013		312,383
Series 2021-67, Class SA, 2.251%, (2.30% - 30-day average SOFR), 10/20/50(3)	18,475		813,948
Series 2021-125, Class SA, 3.661%, (3.75% - 1 mo. USD LIBOR), 7/20/51(3)	5,000		437,580

			$96,826,907

Total Collateralized Mortgage Obligations (identified cost $251,782,729)			$240,280,315

U.S. Government Agency Mortgage-Backed Securities — 61.7%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.353%, (1 yr. CMT + 2.24%), with maturity at 2036(7)	$695		$728,127
2.401%, (1 yr. CMT + 2.25%), with maturity at 2038(7)	673		708,457
2.796%, (COF + 1.25%), with maturity at 2035(7)	1,338		1,376,281
2.841%, (COF + 1.25%), with maturity at 2034(7)	365		378,488
3.00%, with various maturities to 2050	2,982		3,147,830
3.50%, with maturity at 2050	2,058		2,202,756
4.50%, with maturity at 2035	931		1,022,656
5.50%, with maturity at 2032	75		83,080
6.00%, with maturity at 2033	84		98,534
6.50%, with various maturities to 2028	397		411,479
6.87%, with maturity at 2024	10		9,553
7.00%, with various maturities to 2025	238		246,130
7.09%, with maturity at 2023	31		32,453
7.31%, with maturity at 2027	6		5,948
7.50%, with various maturities to 2024	50		51,606
8.00%, with various maturities to 2026	28		29,814
8.50%, with various maturities to 2025	6		6,169
9.00%, with various maturities to 2027	6		6,499
9.50%, with various maturities to 2025	0	(6)	502

			$10,546,362

Federal National Mortgage Association:
1.556%, (COF + 1.25%), with various maturities to 2044(7)	$497		$503,518
1.593%, (COF + 1.25%), with maturity at 2025(7)	138		138,822
1.604%, (COF + 1.25%), with maturity at 2035(7)	262		265,495

Security	Principal Amount (000’s omitted)	Value
1.627%, (COF + 1.25%), with various maturities to 2033(7)	$548	$556,130
2.00%, 30-Year, TBA(8)	10,000	10,157,207
2.204%, (1 yr. CMT + 2.11%), with maturity at 2040(7)	306	320,479
2.50%, 30-Year, TBA(8)	26,550	27,603,067
2.50%, with various maturities to 2051	6,583	6,871,258
2.54%, (COF + 1.25%), with maturity at 2036(7)	267	276,108
2.865%, (COF + 2.39%), with maturity at 2027(7)	192	195,388
2.962%, (COF + 1.25%), with maturity at 2036(7)	184	191,886
3.00%, with various maturities to 2050	11,366	11,931,104
3.283%, (COF + 1.25%), with maturity at 2034(7)	587	614,135
3.358%, (COF + 1.25%), with maturity at 2035(7)	533	550,064
3.50%, with various maturities to 2050	3,328	3,549,442
3.535%, (COF + 1.80%), with maturity at 2036(7)	3,463	3,660,817
3.663%, (COF + 1.25%), with maturity at 2034(7)	403	413,666
3.708%, (COF + 1.73%), with maturity at 2035(7)	748	793,468
3.929%, (COF + 1.25%), with maturity at 2036(7)	52	55,271
4.277%, (COF + 1.87%), with maturity at 2034(7)	954	992,939
4.50%, with various maturities to 2049	4,238	4,566,240
5.00%, with maturity at 2027	41	44,555
5.50%, with maturity at 2030	84	91,700
6.00%, with various maturities to 2032	280	312,938
6.426%, with maturity at 2025(9)	31	32,613
7.00%, with various maturities to 2024	147	153,203
7.50%, with maturity at 2026	14	14,829
8.019%, with maturity at 2030(9)	2	2,146
8.25%, with maturity at 2025	10	10,797
8.50%, with maturity at 2037	137	156,543
9.00%, with various maturities to 2025	20	22,241
9.50%, with various maturities to 2030	9	9,835

		$75,057,904

Government National Mortgage Association:
2.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(7)	$130	$133,586
2.50%, 30-Year, TBA(8)	30,000	31,178,690
2.50%, with various maturities to 2051	108,934	113,412,592
3.00%, 30-Year, TBA(8)	5,000	5,217,565
3.00%, with maturity at 2051(10)	10,000	10,538,891
3.00%, with maturity at 2051	29,885	31,443,641
3.50%, with maturity at 2050	1,234	1,321,546
4.00%, with various maturities to 2049	2,831	3,010,002
4.50%, with various maturities to 2049	1,649	1,805,221
7.50%, with maturity at 2025	54	56,968
9.50%, with various maturities to 2025	3	3,855

		$198,122,557

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $282,282,270)		$283,726,823

U.S. Government Guaranteed Small Business Administration Pools & Loans — 1.0%(11)(12)

Security	Principal Amount (000’s omitted)	Value
0.16%, 7/15/37 to 5/15/42	$561	$3,349
0.23%, 4/15/37 to 12/15/37	1,464	10,986
0.41%, 6/15/42 to 7/15/42	222	3,722
0.48%, 3/15/37 to 12/15/37	2,778	43,578
0.66%, 7/15/42	53	1,447
0.73%, 3/15/37 to 10/15/42	2,142	53,083
0.91%, 5/15/42	640	24,044
0.98%, 9/15/37 to 11/15/37	3,099	100,907
1.23%, 8/15/37 to 12/15/37	2,004	81,901
1.86%, 9/15/42 to 1/15/43	9,877	758,102
1.89%, 11/15/42	1,457	112,864
2.11%, 10/15/42 to 12/15/42	3,793	328,901
2.36%, 9/15/42 to 1/15/43	10,207	1,006,910
2.61%, 1/15/43	3,516	388,666
2.86%, 11/15/42 to 2/15/43	8,539	1,023,076
3.11%, 12/15/42	2,864	373,010

Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $5,675,925)		$4,314,546

Short-Term Investments — 2.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(13)	13,354,805	$13,354,805

Total Short-Term Investments (identified cost $13,354,805)		$13,354,805

Total Investments — 121.3% (identified cost $568,824,360)		$557,440,480

TBA Sale Commitments — (4.5)%

U.S. Government Agency Mortgage-Backed Securities — (4.5)%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 2.50%, 30-Year, TBA(8)	$(20,000)	$(20,838,281)

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $20,743,750)		$(20,838,281)

Total TBA Sale Commitments (identified cost $20,743,750)		$(20,838,281)

Other Assets, Less Liabilities — (16.8)%		$(76,907,109)

Net Assets — 100.0%		$459,695,090

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $28,246,702 or 6.1% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2021.

(4)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(6)	Principal amount is less than $500.

(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2021.

(8)

TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(9)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2021.

(10)	When-issued security.

(11)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(12)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	(30)	Short	9/21/21	$(4,033,594)	$(72,675)
U.S. Long Treasury Bond	(96)	Short	9/21/21	(15,813,000)	(754,884)

					$(827,559)

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced

Currency Abbreviations:

USD	-	United States Dollar

At July 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts to enhance total return, to change the overall duration of the Fund and to hedge against fluctuations in securities prices due to changes in interest rates.

At July 31, 2021, the value of the Fund’s investment in affiliated funds was $13,354,805 which represents 2.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$30,202,236	$368,908,969	$(385,754,482)	$(1,918)	$—	$13,354,805	$35,428	13,354,805

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$15,763,991	$—	$15,763,991
Collateralized Mortgage Obligations	—	240,280,315	—	240,280,315
U.S. Government Agency Mortgage-Backed Securities	—	283,726,823	—	283,726,823
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	4,314,546	—	4,314,546
Short-Term Investments	—	13,354,805	—	13,354,805
Total Investments	$—	$557,440,480	$—	$557,440,480

Liability Description
TBA Sale Commitments	$—	$(20,838,281)	$—	$(20,838,281)
Futures Contracts	(827,559)	—	—	(827,559)
Total	$(827,559)	$(20,838,281)	$—	$(21,665,840)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.